SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 90.5%
Apparel — 0.8%
On Holding AG, Class A†	387,258	$ 17,008,371
Auto Manufacturers — 1.5%
Tesla, Inc.†	120,153	31,138,851
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.†	41,730	20,231,539
Computers — 5.7%
Apple, Inc.	531,113	117,976,131
Diversified Financial Services — 7.0%
CME Group, Inc.	78,501	20,825,530
FTAI Aviation, Ltd.	74,351	8,255,192
Tradeweb Markets, Inc., Class A	278,615	41,363,183
Visa, Inc., Class A	215,300	75,454,038
		145,897,943
Electronics — 0.9%
Flex, Ltd.†	550,674	18,216,296
Entertainment — 2.6%
DraftKings, Inc., Class A†	824,806	27,391,807
Live Nation Entertainment, Inc.†	196,545	25,664,846
		53,056,653
Healthcare-Products — 5.1%
Boston Scientific Corp.†	303,478	30,614,861
Exact Sciences Corp.†	445,632	19,291,409
Intuitive Surgical, Inc.†	49,821	24,674,847
Natera, Inc.†	222,201	31,421,443
		106,002,560
Insurance — 2.3%
Berkshire Hathaway, Inc., Class B†	89,043	47,422,521
Internet — 22.0%
Alphabet, Inc., Class A	378,593	58,545,622
Amazon.com, Inc.†	850,657	161,846,001
GoDaddy, Inc., Class A†	122,426	22,053,820
Meta Platforms, Inc., Class A	128,204	73,891,657
Netflix, Inc.†	78,277	72,995,651
Spotify Technology SA†	86,349	47,494,540
Zillow Group, Inc., Class C†	270,459	18,542,669
		455,369,960
Leisure Time — 0.6%
Viking Holdings, Ltd.†	329,077	13,080,811
Machinery-Construction & Mining — 0.9%
GE Vernova, Inc.	61,063	18,641,313
Media — 2.1%
Liberty Media Corp.-Liberty Formula One, Class C†	485,974	43,742,520
Mining — 0.2%
Cameco Corp.	97,013	3,993,055
Pharmaceuticals — 5.0%
BellRing Brands, Inc.†	227,401	16,932,278
Eli Lilly & Co.	105,828	87,404,404
		104,336,682
Pipelines — 1.1%
Targa Resources Corp.	114,239	22,901,492
Private Equity — 1.1%
KKR & Co., Inc.	194,006	22,429,034
Security Description	Shares or Principal Amount	Value

REITS — 1.4%
AvalonBay Communities, Inc.	52,362	$ 11,237,932
Welltower, Inc.	118,837	18,207,017
		29,444,949
Retail — 0.8%
Dick's Sporting Goods, Inc.	79,490	16,022,004
Semiconductors — 16.1%
ARM Holdings PLC ADR†	134,454	14,358,343
Broadcom, Inc.	536,790	89,874,750
Marvell Technology, Inc.	385,628	23,743,116
NVIDIA Corp.	1,891,367	204,986,355
		332,962,564
Software — 9.2%
AppLovin Corp., Class A†	34,245	9,073,898
Atlassian Corp., Class A†	65,405	13,879,595
DocuSign, Inc.†	255,975	20,836,365
Fiserv, Inc.†	69,829	15,420,338
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	236,820	88,899,860
Salesforce, Inc.	58,034	15,574,004
ServiceNow, Inc.†	33,985	27,056,818
		190,740,967
Telecommunications — 3.1%
Arista Networks, Inc.†	450,121	34,875,375
T-Mobile US, Inc.	110,709	29,527,197
		64,402,572
Total Common Stocks (cost $1,567,983,013)		1,875,018,788
UNAFFILIATED INVESTMENT COMPANIES — 5.2%
iShares Russell 1000 Growth ETF	273,923	98,910,856
Vanguard Mega Cap Growth ETF	30,762	9,501,766
Total Unaffiliated Investment Companies (cost $116,348,819)		108,412,622
Total Long-Term Investment Securities (cost $1,684,331,832)		1,983,431,410
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$4,400,000	4,400,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	3,655,000	3,655,000
BNP Paribas SA Joint Repurchase Agreement(3)	3,655,000	3,655,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,385,000	4,385,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$4,385,000	$ 4,385,000
Total Repurchase Agreements (cost $20,480,000)		20,480,000
TOTAL INVESTMENTS (cost $1,704,811,832)	96.7%	2,003,911,410
Other assets less liabilities	3.3	67,457,935
NET ASSETS	100.0%	$2,071,369,345
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$190,740,878	$—	$89	$190,740,967
Other Industries	1,684,277,821	—	—	1,684,277,821
Unaffiliated Investment Companies	108,412,622	—	—	108,412,622
Repurchase Agreements	—	20,480,000	—	20,480,000
Total Investments at Value	$1,983,431,321	$20,480,000	$89	$2,003,911,410
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 14.2%
Banks — 3.2%
Bank of America Corp.
5.82%, 09/15/2029	$ 1,017,000	$ 1,053,941
Barclays PLC
5.09%, 02/25/2029	1,910,000	1,923,542
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	2,575,000	2,572,104
4.63%, 09/11/2030	3,045,000	3,018,325
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	6,044,306
JPMorgan Chase & Co.
5.14%, 01/24/2031	1,890,000	1,919,476
5.50%, 01/24/2036	1,695,000	1,731,512
Lloyds Banking Group PLC
5.09%, 11/26/2028	2,260,000	2,282,408
State Street Corp.
5.15%, 02/28/2036	2,400,000	2,405,650
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,518,493
US Bancorp
7.50%, 06/01/2026	400,000	413,029
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,740,641
5.24%, 01/24/2031	2,960,000	3,009,622
6.30%, 10/23/2029	3,730,000	3,922,258
		35,555,307
Commercial Services — 0.1%
Georgetown University
4.32%, 04/01/2049	123,000	102,404
University of Southern California
4.98%, 10/01/2053	1,635,000	1,526,059
		1,628,463
Diversified Financial Services — 0.8%
Capital One Financial Corp.
5.70%, 02/01/2030	965,000	985,749
5.88%, 07/26/2035	6,490,000	6,552,478
7.15%, 10/29/2027	1,205,000	1,248,887
		8,787,114
Electric — 2.1%
Alabama Power Co.
5.10%, 04/02/2035	365,000	364,952
Ameren Missouri Securitization Funding I LLC
4.85%, 10/01/2041	1,490,000	1,482,018
Georgia Power Co.
4.85%, 03/15/2031	1,445,000	1,453,475
5.20%, 03/15/2035	4,330,000	4,358,917
5.25%, 03/15/2034	3,965,000	4,000,591
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	2,275,000	2,249,135
PG&E Wildfire Recovery Funding LLC
4.45%, 12/01/2049	995,000	872,540
5.10%, 06/01/2054	980,000	917,771
5.21%, 12/01/2049	1,185,000	1,132,621
Public Service Electric & Gas Co.
5.05%, 03/01/2035	900,000	905,650
5.50%, 03/01/2055	500,000	492,873
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,004,795	890,507
1.94%, 05/15/2040	630,000	475,448
2.51%, 11/15/2043	365,000	247,021
Security Description	Shares or Principal Amount	Value

Electric (continued)
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	$ 3,327,231	$ 3,287,443
Tucson Electric Power Co.
5.90%, 04/15/2055	200,000	201,630
		23,332,592
Food — 0.5%
Mars, Inc.
4.80%, 03/01/2030*	1,940,000	1,951,096
5.20%, 03/01/2035*	1,110,000	1,115,558
5.65%, 05/01/2045*	735,000	736,600
5.70%, 05/01/2055*	2,249,000	2,247,099
		6,050,353
Healthcare-Services — 1.1%
CommonSpirit Health
5.21%, 12/01/2031	6,190,000	6,227,791
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,771,140
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	2,151,000	2,170,001
		12,168,932
Insurance — 2.8%
Athene Global Funding
5.58%, 01/09/2029*	7,170,000	7,321,894
CNO Global Funding
4.88%, 12/10/2027*	720,000	721,708
GA Global Funding Trust
5.20%, 12/09/2031*	3,460,000	3,441,311
5.90%, 01/13/2035*	2,473,000	2,507,336
Mutual of Omaha Cos. Global Funding
5.00%, 04/01/2030*	1,505,000	1,510,811
New York Life Global Funding
5.00%, 01/09/2034*	4,467,000	4,467,194
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	3,530,000	3,603,813
Pricoa Global Funding I
4.65%, 08/27/2031*	3,075,000	3,047,233
Protective Life Global Funding
5.43%, 01/14/2032*	2,760,000	2,832,665
RGA Global Funding
5.25%, 01/09/2030*	2,455,000	2,499,527
		31,953,492
Internet — 0.0%
Meta Platforms, Inc.
5.40%, 08/15/2054	500,000	489,903
Investment Companies — 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/2031*	4,175,000	4,069,748
Mining — 0.9%
Glencore Funding LLC
5.63%, 04/04/2034*	6,590,000	6,617,621
5.89%, 04/04/2054*	2,478,000	2,413,907
6.14%, 04/01/2055*	580,000	583,583
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	410,000	410,680
5.88%, 03/14/2065	180,000	182,049
		10,207,840

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.1%
TotalEnergies Capital SA
5.43%, 09/10/2064	$ 585,000	$ 550,881
5.64%, 04/05/2064	1,025,000	1,000,883
		1,551,764
Pharmaceuticals — 0.1%
AbbVie, Inc.
5.20%, 03/15/2035	540,000	548,599
5.60%, 03/15/2055	295,000	298,554
		847,153
Pipelines — 0.7%
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	3,290,000	3,327,506
6.10%, 08/23/2042*	4,025,000	4,037,027
		7,364,533
REITS — 1.0%
American Tower Trust #1
5.49%, 03/15/2053*	8,530,000	8,665,775
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,476,688
1.88%, 07/15/2050*	810,000	790,023
		10,932,486
Semiconductors — 0.4%
Intel Corp.
5.60%, 02/21/2054	2,749,000	2,499,932
KLA Corp.
4.95%, 07/15/2052	2,410,000	2,207,752
		4,707,684
Total Corporate Bonds & Notes (cost $161,490,928)		159,647,364
ASSET BACKED SECURITIES — 5.1%
Auto Loan Receivables — 2.5%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	714,067	703,656
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	308,086	307,506
Series 2023-3, Class A2 6.40%, 03/20/2030*	2,963,518	3,010,509
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.27%, 11/20/2028	6,945,000	7,033,427
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,885,000	5,957,383
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	105,606	105,699
Wheels Fleet Lease Funding 1 LLC
Series 2024-2A, Class A1 4.87%, 06/21/2039*	2,530,000	2,538,407
Series 2023-2A, Class A 6.46%, 08/18/2038*	8,725,493	8,849,048
		28,505,635
Other Asset Backed Securities — 2.6%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	16,837	16,333
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	$ 616,182	$ 579,218
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,441,061
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,030,125
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,418,624	3,271,700
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,557,111	3,399,372
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	187,707	180,199
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	494,127	471,398
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,851,038
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	197,071	189,698
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,899,616
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	2,835,939	2,884,757
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	1,660,000	1,549,093
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,051,002
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	330,330	327,049
		29,141,659
Total Asset Backed Securities (cost $57,110,716)		57,647,294
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Commercial and Residential — 1.7%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	71,996	70,525
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,421,037	1,247,781
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	657,999	613,678
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	325,798	309,452
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	24,230	24,124

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PRET Trust
Series 2025-RPL2, Class A1 4.00%, 08/25/2064*	$ 4,080,000	$ 3,899,616
RFR Trust VRS
Series 2025-SGRM, Class A 5.56%, 03/11/2041*(1)	8,437,354	8,497,905
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	378,378	367,670
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	120,804	118,895
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	3,968,858	3,521,858
		18,671,504
U.S. Government Agency — 2.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,219,968
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	323,193	313,294
Series 4142, Class PT 1.25%, 12/15/2027	260,849	252,593
Series 5170, Class DP 2.00%, 07/25/2050	3,717,834	3,239,347
Series 4654, Class KA 3.00%, 06/15/2045	1,712,641	1,648,640
Series 3967, Class ZP 4.00%, 09/15/2041	1,542,434	1,495,434
Series 4809, Class CZ 4.00%, 07/15/2048	1,350,613	1,272,597
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,472,182	5,301,741
Series 2019-3, Class MA 3.50%, 10/25/2058	725,345	694,261
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	238,958	230,830
Series 2012-103, Class HB 1.50%, 09/25/2027	694,615	675,448
Series 2020-27, Class HC 1.50%, 10/25/2049	3,179,180	2,508,882
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,420,677	1,285,795
Series 2019-6, Class GJ 3.00%, 02/25/2049	230,335	223,253
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,492,535	3,971,717
Series 2005-74, Class HA 7.50%, 09/16/2035	175	177
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2005-74, Class HB 7.50%, 09/16/2035	$ 13,261	$ 13,405
Series 2005-74, Class HC 7.50%, 09/16/2035	18,458	18,706
		29,366,088
Total Collateralized Mortgage Obligations (cost $50,915,646)		48,037,592
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 77.6%
U.S. Government — 43.8%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	386,286
1.88%, 02/15/2041	45,000	31,570
2.25%, 02/15/2052	1,427,100	900,300
2.38%, 05/15/2051	4,133,500	2,703,083
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,349,202
2.75%, 08/15/2047 to 11/15/2047	5,488,500	4,006,451
2.88%, 08/15/2045 to 05/15/2052	18,563,100	13,704,538
3.38%, 08/15/2042	12,164,000	10,428,254
3.63%, 02/15/2053 to 05/15/2053	10,504,500	8,847,843
3.88%, 02/15/2043 to 05/15/2043	17,407,600	15,911,245
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,972,616
4.13%, 08/15/2044 to 08/15/2053	6,132,200	5,659,681
4.25%, 02/15/2054 to 08/15/2054	7,799,800	7,356,943
4.38%, 08/15/2043	9,089,100	8,857,612
4.50%, 02/15/2044 to 11/15/2054	11,536,000	11,384,303
4.63%, 05/15/2044 to 02/15/2055	15,966,000	16,030,607
4.75%, 11/15/2043 to 11/15/2053	15,516,000	15,853,974
4.75%, 02/15/2045(2)	2,302,700	2,344,796
United States Treasury Notes
1.63%, 05/15/2031	15,000	13,054
2.88%, 04/30/2029	1,240,000	1,191,320
3.50%, 09/30/2029	7,257,500	7,125,674
3.63%, 08/31/2029 to 09/30/2031	11,689,800	11,518,272
3.75%, 08/31/2026 to 08/31/2031	24,143,700	24,007,597
3.88%, 03/31/2027 to 11/30/2029	19,752,100	19,737,916
4.00%, 01/15/2027 to 07/31/2030	54,548,900	54,676,797
4.13%, 10/31/2026 to 07/31/2031	67,287,600	67,624,127
4.25%, 11/30/2026 to 01/31/2030	64,546,600	65,149,825
4.38%, 12/15/2026 to 12/31/2029	29,932,000	30,354,331
4.50%, 05/31/2029 to 12/31/2031	12,793,200	13,074,417
4.63%, 09/15/2026 to 02/15/2035	42,655,700	43,814,145
4.88%, 10/31/2028	12,073,000	12,457,355
		491,474,134
U.S. Government Agency — 33.8%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	36,805,257	29,684,259
2.50%, 10/01/2031 to 10/01/2051	22,510,450	19,358,339
3.00%, 11/01/2046 to 12/01/2046	14,269,837	12,664,530
4.00%, 09/01/2026 to 05/01/2049	3,187,322	3,039,505
4.50%, 01/01/2038 to 08/01/2052	7,916,095	7,656,784
5.00%, 08/01/2052 to 01/01/2053	13,196,098	12,975,683
5.50%, 02/01/2053 to 05/01/2054	22,216,985	22,220,517
6.00%, 12/01/2039 to 10/01/2053	7,523,206	7,645,154
6.50%, 11/01/2053	7,770,112	8,042,856
7.50%, 05/01/2027	79	80
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,526,396	3,768,997
2.00%, 04/01/2041 to 09/01/2051	34,526,429	27,918,713
2.50%, 03/01/2030 to 01/01/2052	27,482,587	23,364,748
3.00%, 05/01/2027 to 10/01/2051	10,639,213	9,400,009
3.12%, 05/01/2033	2,354,161	2,159,735

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, 08/01/2043 to 07/01/2051	$10,795,472	$ 9,870,884
4.00%, 09/01/2026 to 10/01/2052	7,532,302	7,103,776
4.50%, 11/01/2026 to 11/01/2052	15,696,565	15,343,163
5.00%, 08/01/2052 to 10/01/2052	1,831,172	1,801,974
5.50%, 03/01/2038 to 04/01/2054	11,231,262	11,256,417
6.00%, 09/01/2053	10,985,679	11,197,330
6.50%, 02/01/2038 to 10/01/2039	40,456	42,407
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	14,280,539	11,685,521
2.50%, 08/20/2051 to 12/20/2052	17,306,962	14,769,017
3.00%, 07/20/2051	8,410,409	7,453,349
3.00%, April 30 TBA	5,096,000	4,513,148
3.50%, 01/20/2052 to 03/20/2052	14,679,330	13,476,244
4.00%, 02/15/2041 to 08/20/2052	9,273,413	8,710,320
4.50%, 05/15/2040 to 08/20/2052	14,976,522	14,396,811
5.00%, 07/15/2033 to 04/15/2041	646,704	650,414
5.00%, April 30 TBA	7,663,000	7,536,883
5.50%, 10/15/2032 to 04/15/2036	372,072	376,554
5.50%, April 30 TBA	10,180,000	10,200,922
6.00%, 06/15/2028 to 06/15/2041	1,873,888	1,951,242
6.50%, 02/15/2027 to 05/15/2032	214,809	219,419
7.00%, 11/15/2031 to 11/15/2033	33,326	34,390
8.00%, 10/15/2029 to 03/15/2031	34,996	35,448
Uniform Mtg. Backed Securities
2.50%, April 30 TBA	8,570,000	7,125,405
5.50%, April 15 TBA	13,217,000	13,425,064
5.50%, April 30 TBA	17,020,000	16,997,375
		380,073,386
Total U.S. Government & Agency Obligations (cost $895,603,642)		871,547,520
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Diversified Financial Services — 0.2%
OMERS Finance Trust
4.00%, 04/20/2028*	1,810,000	1,800,558
Sovereign — 0.5%
Kingdom of Saudi Arabia
5.38%, 01/13/2031*	4,050,000	4,148,820
5.63%, 01/13/2035*	1,832,000	1,883,663
		6,032,483
Total Foreign Government Obligations (cost $7,671,426)		7,833,041
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	81,596
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	131,398	145,411
City of New York, NY General Obligation Bonds
4.61%, 09/01/2037	4,225,000	4,078,414
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	1,097,378	1,089,288
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	611,253
Security Description	Shares or Principal Amount	Value

Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	$ 355,000	$ 316,428
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,655,000	1,759,851
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,062,312
5.37%, 05/01/2026	295,000	296,810
Maryland Economic Development Corp. Revenue Bonds
5.43%, 05/31/2056	600,000	585,582
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	45,000	45,656
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,384,000	1,515,111
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,286,065
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	2,016,020	2,043,231
5.17%, 04/01/2041	575,000	581,343
Total Municipal Securities (cost $16,856,807)		15,498,351
Total Long-Term Investment Securities (cost $1,189,649,165)		1,160,211,162
REPURCHASE AGREEMENTS — 3.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	7,335,000	7,335,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	6,095,000	6,095,000
BNP Paribas SA Joint Repurchase Agreement(3)	6,095,000	6,095,000
Deutsche Bank AG Joint Repurchase Agreement(3)	7,320,000	7,320,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	7,320,000	7,320,000
Total Repurchase Agreements (cost $34,165,000)		34,165,000
TOTAL INVESTMENTS (cost $1,223,814,165)	106.3%	1,194,376,162
Other assets less liabilities	(6.3)	(70,644,596)
NET ASSETS	100.0%	$1,123,731,566
FORWARD SALES CONTRACTS — (3.2)%
U.S. Government Agencies — (3.2)%
Uniform Mtg. Backed Securities — (2.7%)
2.00%, April 30 TBA	(5,263,000)	(4,181,862)
3.50%, April 30 TBA	(2,774,000)	(2,501,597)
4.00%, April 30 TBA	(4,505,000)	(4,197,364)
4.50%, April 15 TBA	(8,763,000)	(8,689,045)
4.50%, April 30 TBA	(5,164,000)	(4,939,198)
6.00%, April 30 TBA	(5,961,000)	(6,054,242)
		(30,563,308)

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. Government Agencies (continued)
Government National Mtg. Assoc. — (0.5%)
4.00%, April 30 TBA	$(5,333,000)	$ (4,991,934)
Total Forward Sales Contracts (proceeds $(35,463,849))		$(35,555,242)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $162,203,512 representing 14.4% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
76	Long	U.S. Treasury 10 Year Notes	June 2025	$8,336,844	$8,452,625	$115,781
						Unrealized (Depreciation)
111	Long	U.S. Treasury 2 Year Notes	June 2025	$23,002,187	$22,996,078	$ (6,109)
		Net Unrealized Appreciation (Depreciation)				$109,672
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$159,647,364	$—	$159,647,364
Asset Backed Securities	—	57,647,294	—	57,647,294
Collateralized Mortgage Obligations	—	48,037,592	—	48,037,592
U.S. Government & Agency Obligations	—	871,547,520	—	871,547,520
Foreign Government Obligations	—	7,833,041	—	7,833,041
Municipal Securities	—	15,498,351	—	15,498,351
Repurchase Agreements	—	34,165,000	—	34,165,000
Total Investments at Value	$—	$1,194,376,162	$—	$1,194,376,162
Other Financial Instruments:†
Futures Contracts	$115,781	$—	$—	$115,781
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$35,555,242	$—	$35,555,242
Other Financial Instruments:†
Futures Contracts	$6,109	$—	$—	$6,109
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.8%
Aerospace/Defense — 1.4%
BAE Systems PLC	61,953	$ 1,253,646
Boeing Co.†	6,239	1,064,062
		2,317,708
Apparel — 0.7%
adidas AG	4,642	1,087,016
Auto Manufacturers — 1.1%
Renault SA	20,766	1,055,247
Tesla, Inc.†	2,415	625,872
		1,681,119
Banks — 4.7%
Axis Bank, Ltd. GDR	19,274	1,220,081
Citizens Financial Group, Inc.	20,595	843,777
Mitsubishi UFJ Financial Group, Inc.	97,317	1,314,289
Societe Generale SA	27,984	1,263,416
Sumitomo Mitsui Trust Group, Inc.	44,000	1,097,956
Wells Fargo & Co.	24,128	1,732,149
		7,471,668
Chemicals — 0.9%
Linde PLC	3,198	1,485,277
Commercial Services — 2.0%
Booz Allen Hamilton Holding Corp.	7,953	831,725
RB Global, Inc.	12,777	1,282,361
S&P Global, Inc.	2,059	1,046,178
		3,160,264
Computers — 2.3%
Apple, Inc.	16,426	3,648,707
Cosmetics/Personal Care — 2.1%
Haleon PLC	289,948	1,467,551
Proya Cosmetics Co., Ltd., Class A	28,873	329,819
Unilever PLC	25,137	1,497,504
		3,294,874
Distribution/Wholesale — 0.7%
ITOCHU Corp.	25,900	1,196,544
Diversified Financial Services — 3.0%
London Stock Exchange Group PLC	9,802	1,453,556
Nasdaq, Inc.	15,710	1,191,761
Visa, Inc., Class A	6,129	2,147,969
		4,793,286
Electric — 0.8%
PG&E Corp.	75,693	1,300,406
Engineering & Construction — 0.5%
Larsen & Toubro, Ltd. GDR	18,558	748,760
Entertainment — 0.5%
Live Nation Entertainment, Inc.†	5,824	760,498
Environmental Control — 0.5%
GFL Environmental, Inc.	15,173	733,008
Food — 0.8%
US Foods Holding Corp.†	19,772	1,294,275
Gas — 0.8%
Atmos Energy Corp.	8,007	1,237,722
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.5%
Boston Scientific Corp.†	13,993	$ 1,411,614
Danaher Corp.	5,082	1,041,810
		2,453,424
Healthcare-Services — 1.3%
UnitedHealth Group, Inc.	3,946	2,066,717
Home Furnishings — 1.1%
Sony Group Corp.	69,000	1,757,533
Household Products/Wares — 0.7%
Reckitt Benckiser Group PLC	16,680	1,127,153
Insurance — 1.8%
AIA Group, Ltd.	150,600	1,138,417
Berkshire Hathaway, Inc., Class B†	3,409	1,815,565
		2,953,982
Internet — 8.6%
Alphabet, Inc., Class C	20,566	3,213,026
Amazon.com, Inc.†	19,931	3,792,072
DoorDash, Inc., Class A†	4,604	841,473
MercadoLibre, Inc.†	405	790,103
Meta Platforms, Inc., Class A	2,615	1,507,182
Shopify, Inc., Class A†	9,251	880,068
Tencent Holdings, Ltd.	21,010	1,339,020
Uber Technologies, Inc.†	18,877	1,375,378
		13,738,322
Lodging — 0.7%
Accor SA	24,647	1,125,200
Machinery-Diversified — 1.0%
Deere & Co.	1,726	810,098
Keyence Corp.	2,130	836,041
		1,646,139
Mining — 1.0%
Anglo American PLC	35,470	995,725
Lundin Mining Corp.	74,522	603,820
		1,599,545
Miscellaneous Manufacturing — 0.7%
Siemens AG	5,013	1,150,126
Oil & Gas — 1.7%
ConocoPhillips	13,534	1,421,341
EOG Resources, Inc.	5,084	651,972
Reliance Industries, Ltd. GDR*	5,962	349,969
Reliance Industries, Ltd. GDR (LSE)*	5,087	298,363
		2,721,645
Oil & Gas Services — 0.5%
Saipem SpA†	374,580	869,554
Pharmaceuticals — 3.1%
AstraZeneca PLC	10,202	1,490,968
Eli Lilly & Co.	2,033	1,679,075
Galderma Group AG†	6,870	731,252
Merck & Co., Inc.	12,791	1,148,120
		5,049,415
Pipelines — 0.6%
Targa Resources Corp.	5,041	1,010,569
REITS — 0.9%
American Tower Corp.	6,538	1,422,669

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 1.6%
Chipotle Mexican Grill, Inc.†	19,705	$ 989,388
Cie Financiere Richemont SA, Class A	4,163	726,967
Fast Retailing Co., Ltd.	2,801	836,457
		2,552,812
Semiconductors — 6.7%
ASML Holding NV	1,554	1,028,277
Broadcom, Inc.	8,583	1,437,052
Infineon Technologies AG	37,603	1,241,827
NVIDIA Corp.	38,782	4,203,193
SK Hynix, Inc.	7,625	1,011,168
Taiwan Semiconductor Manufacturing Co., Ltd.	67,598	1,884,484
		10,806,001
Software — 4.5%
Autodesk, Inc.†	2,898	758,696
Microsoft Corp.	11,599	4,354,149
Roper Technologies, Inc.	1,808	1,065,961
ServiceNow, Inc.†	1,386	1,103,450
		7,282,256
Telecommunications — 2.0%
KT Corp. ADR	55,812	988,431
Motorola Solutions, Inc.	2,824	1,236,375
Orange SA	79,267	1,027,791
		3,252,597
Total Common Stocks (cost $81,146,603)		100,796,791
CORPORATE BONDS & NOTES — 1.5%
Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026	$ 130,000	129,994
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	124,859
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	24,939
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	95,607
State Street Corp.
5.27%, 08/03/2026	55,000	55,621
		431,020
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	50,899
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026	25,000	25,011
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	45,000	45,183
Southern Co.
5.50%, 03/15/2029	80,000	82,505
		152,699
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026	80,000	80,981
Security Description		Shares or Principal Amount	Value

Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		$ 15,000	$ 14,646
5.25%, 02/15/2028		40,000	41,020
			55,666
Insurance — 0.3%
Metropolitan Life Global Funding I
3.26%, 04/01/2025	CAD	400,000	277,978
New York Life Global Funding
5.00%, 06/06/2029*		125,000	127,593
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	24,802
			430,373
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	50,294
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	104,150
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	116,409
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	150,001
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	75,121
			225,122
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,722
Enbridge, Inc.
5.25%, 04/05/2027		85,000	86,069
Energy Transfer LP
5.20%, 04/01/2030		25,000	25,282
ONEOK, Inc.
4.25%, 09/24/2027		200,000	198,229
			360,302
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	44,329
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,079
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028		80,000	74,005
Cisco Systems, Inc.
4.80%, 02/26/2027		80,000	80,962
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	98,149
			253,116
Total Corporate Bonds & Notes (cost $2,429,246)			2,415,439

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.3%
U.S. Government — 13.3%
United States Treasury Bonds
1.38%, 11/15/2040		$ 573,000	$ 372,360
1.75%, 08/15/2041		1,733,000	1,174,446
2.00%, 08/15/2051		2,492,000	1,484,103
2.38%, 05/15/2051		641,000	419,179
3.00%, 02/15/2048		757,500	577,416
3.13%, 11/15/2041		371,000	310,104
3.50%, 02/15/2039		260,000	237,067
3.75%, 08/15/2041		348,000	317,197
4.50%, 02/15/2036		173,000	178,156
5.00%, 05/15/2037		271,000	290,160
United States Treasury Notes
0.75%, 08/31/2026		641,000	612,856
1.25%, 08/15/2031		853,000	719,619
1.63%, 10/31/2026(1)		1,028,000	991,699
2.38%, 05/15/2029		807,000	759,778
3.50%, 01/31/2030		2,023,000	1,983,014
3.63%, 03/31/2028		1,333,000	1,323,315
4.13%, 02/28/2027 to 11/15/2032		1,155,000	1,157,505
4.25%, 11/30/2026 to 11/15/2034		3,242,000	3,253,793
4.50%, 05/31/2029		1,883,000	1,923,823
4.88%, 10/31/2028		3,012,000	3,107,890
United States Treasury Notes TIPS
1.75%, 01/15/2034		163,250	162,968
Total U.S. Government & Agency Obligations (cost $22,238,122)			21,356,448
FOREIGN GOVERNMENT OBLIGATIONS — 16.6%
Regional(State/Province) — 0.1%
Province of Alberta
5.20%, 05/15/2034	AUD	145,000	91,544
Province of Manitoba
4.85%, 08/28/2034	AUD	100,000	61,366
			152,910
Sovereign — 16.5%
Commonwealth of Australia
1.75%, 06/21/2051	AUD	679,000	223,791
1.75%, 06/21/2051	AUD	94,000	30,981
2.50%, 05/21/2030	AUD	220,000	128,783
2.75%, 06/21/2035	AUD	196,000	105,715
4.75%, 06/21/2054	AUD	631,000	380,413
Federal Republic of Germany
Zero Coupon, 08/15/2052	EUR	35,000	16,717
1.00%, 05/15/2038	EUR	783,000	670,270
2.30%, 02/15/2033	EUR	402,000	426,367
2.50%, 10/11/2029	EUR	624,000	681,067
2.60%, 05/15/2041	EUR	136,000	139,182
Government of Canada
1.50%, 04/01/2025	CAD	848,000	589,278
1.75%, 12/01/2053	CAD	180,000	90,692
2.75%, 03/01/2030	CAD	306,000	213,935
3.25%, 09/01/2028	CAD	211,000	150,058
3.25%, 06/01/2035	CAD	255,000	180,914
3.75%, 04/26/2028		225,000	223,729
4.00%, 06/01/2041	CAD	228,000	175,665
Government of France
1.75%, 05/25/2066*	EUR	30,000	17,916
2.50%, 09/24/2026*	EUR	482,000	523,949
2.50%, 09/24/2027*	EUR	679,000	738,103
2.75%, 02/25/2029*	EUR	809,000	881,043
3.00%, 05/25/2033*	EUR	1,040,000	1,107,995
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
3.25%, 05/25/2055*	EUR	377,000	$ 349,288
3.60%, 05/25/2042*	EUR	338,000	355,133
Government of France TIPS
0.60%, 07/25/2034*	EUR	1,092	1,116
Government of Japan
0.40%, 12/20/2049	JPY	120,950,000	511,024
0.40%, 03/20/2056	JPY	37,200,000	136,144
0.50%, 12/20/2032	JPY	70,350,000	442,432
0.80%, 09/20/2047	JPY	88,350,000	434,075
1.00%, 03/20/2062	JPY	46,700,000	193,475
2.30%, 03/20/2040	JPY	224,850,000	1,568,868
Government of Malaysia
3.50%, 05/31/2027	MYR	192,000	43,353
3.52%, 04/20/2028	MYR	319,000	71,953
3.89%, 08/15/2029	MYR	172,000	39,226
4.46%, 03/31/2053	MYR	144,000	34,008
Government of New Zealand
2.75%, 04/15/2037	NZD	163,000	75,422
2.75%, 05/15/2051	NZD	254,000	94,446
4.25%, 05/15/2036	NZD	162,000	88,594
4.50%, 05/15/2035	NZD	533,000	300,235
5.00%, 05/15/2054	NZD	221,000	122,045
Kingdom of Belgium
2.70%, 10/22/2029*	EUR	267,000	290,751
3.10%, 06/22/2035*	EUR	230,000	244,809
3.45%, 06/22/2043*	EUR	123,000	127,867
3.50%, 06/22/2055*	EUR	93,000	91,897
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	92,883
Kingdom of Norway
3.63%, 05/31/2039*	NOK	165,000	15,060
3.75%, 06/12/2035*	NOK	2,685,000	248,943
Kingdom of Spain
1.90%, 10/31/2052*	EUR	220,000	153,624
2.50%, 05/31/2027	EUR	119,000	129,497
2.70%, 01/31/2030	EUR	699,000	757,050
2.80%, 05/31/2026	EUR	703,000	765,860
3.45%, 10/31/2034*	EUR	478,000	522,237
3.45%, 07/30/2043*	EUR	128,000	130,176
3.50%, 01/31/2041*	EUR	142,000	147,735
Kingdom of Sweden
0.75%, 11/12/2029	SEK	10,235,000	947,357
1.75%, 11/11/2033	SEK	655,000	61,084
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	294,000	214,544
Zero Coupon, 01/15/2052*	EUR	134,000	63,601
2.50%, 01/15/2030*	EUR	250,000	271,071
Republic of Austria
1.85%, 05/23/2049*	EUR	151,000	120,249
2.10%, 09/20/2117*	EUR	17,000	12,016
2.95%, 02/20/2035*	EUR	111,000	118,469
3.45%, 10/20/2030*	EUR	175,000	197,178
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	108,840
2.95%, 04/15/2055*	EUR	22,000	21,170
3.00%, 09/15/2034*	EUR	87,000	93,383
Republic of Hungary
4.50%, 03/23/2028	HUF	58,100,000	146,731
7.00%, 10/24/2035	HUF	11,810,000	31,123
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	167,000	151,319
3.15%, 10/18/2055	EUR	44,000	44,638

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy
2.15%, 03/01/2072*	EUR	40,000	$ 25,016
3.10%, 08/28/2026	EUR	1,009,000	1,104,687
3.15%, 11/15/2031*	EUR	304,000	325,680
3.35%, 07/01/2029	EUR	894,000	988,307
3.85%, 10/01/2040*	EUR	793,000	820,372
4.10%, 04/30/2046*	EUR	96,000	100,512
4.30%, 10/01/2054*	EUR	145,000	150,785
Republic of Poland
1.75%, 04/25/2032	PLN	131,000	26,493
5.00%, 10/25/2034	PLN	127,000	31,070
6.00%, 10/25/2033	PLN	223,000	58,855
Republic of Portugal
3.00%, 06/15/2035*	EUR	89,000	94,123
3.63%, 06/12/2054*	EUR	28,000	28,443
3.88%, 02/15/2030*	EUR	138,000	158,802
Republic of Singapore
1.88%, 10/01/2051	SGD	39,000	24,238
2.38%, 06/01/2025	SGD	28,000	20,828
State of Israel
1.30%, 04/30/2032	ILS	122,000	27,146
United Kingdom Gilt Treasury
3.25%, 01/31/2033	GBP	469,000	556,019
3.75%, 01/29/2038	GBP	692,000	799,272
4.00%, 10/22/2063	GBP	164,000	169,182
4.13%, 07/22/2029	GBP	492,000	633,245
4.38%, 07/31/2054	GBP	267,400	298,851
4.75%, 10/22/2043	GBP	287,000	351,971
United Kingdom Gilt Treasury TIPS
0.75%, 11/22/2033	GBP	117,859	148,265
United Mexican States
7.50%, 06/03/2027	MXN	3,522,800	168,406
7.50%, 05/26/2033	MXN	2,077,900	91,466
7.75%, 11/23/2034	MXN	1,401,400	61,477
7.75%, 11/13/2042	MXN	483,000	19,370
8.00%, 07/31/2053	MXN	3,411,700	135,923
8.00%, 07/31/2053	MXN	576,900	22,984
8.50%, 03/02/2028	MXN	1,368,800	66,220
8.50%, 03/01/2029	MXN	2,852,400	137,600
			26,524,170
Total Foreign Government Obligations (cost $28,265,883)			26,677,080
Total Long-Term Investment Securities (cost $134,079,854)			151,245,758
SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 0.6%
Duke Energy Corp.
4.48%, 04/02/2025*		$ 400,000	399,901
General Motors Financial Co., Inc.
4.55%, 06/02/2025*		300,000	297,558
National Grid Holdings
4.55%, 04/21/2025*		300,000	299,201
			996,660
Sovereign — 1.6%
Government of Canada
Zero Coupon, 05/22/2025	CAD	1,500,000	1,038,425
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Government of Japan
Zero Coupon, 05/07/2025	JPY	228,100,000	$ 1,520,241
			2,558,666
U.S. Government — 1.5%
United States Treasury Bills
4.19%, 06/26/2025		$ 2,312,000	2,288,831
Total Short-Term Investments (cost $5,806,145)			5,844,157
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(2)		770,000	770,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		630,000	630,000
BNP Paribas SA Joint Repurchase Agreement(2)		630,000	630,000
Deutsche Bank AG Joint Repurchase Agreement(2)		755,000	755,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		755,000	755,000
Total Repurchase Agreements (cost $3,540,000)			3,540,000
TOTAL INVESTMENTS (cost $143,425,999)		100.1%	160,629,915
Other assets less liabilities		(0.1)	(104,062)
NET ASSETS		100.0%	$160,525,853
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $10,720,005 representing 6.7% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	Australian 10 Year Bonds	June 2025	$ 842,347	$ 844,745	$ 2,398
3	Long	Short-Term Euro-BTP	June 2025	348,525	348,687	162
14	Long	U.S. Treasury 10 Year Notes	June 2025	1,554,822	1,557,062	2,240
6	Long	U.S. Treasury 5 Year Notes	June 2025	648,789	648,938	149
2	Short	Euro Buxl 30 Year Bonds	June 2025	265,363	257,912	7,451
1	Short	Euro-OAT	June 2025	135,234	132,665	2,569
9	Short	Long Gilt	June 2025	1,072,621	1,065,964	6,657
12	Short	U.S. Treasury Ultra Bonds	June 2025	1,479,272	1,467,000	12,272
						$33,898
						Unrealized (Depreciation)
6	Long	U.S. Treasury 2 Year Notes	June 2025	$1,243,148	$1,243,031	$ (117)
1	Long	U.S. Treasury Long Bonds	June 2025	119,156	117,281	(1,875)
29	Short	Australian 3 Year Bonds	June 2025	1,924,937	1,929,916	(4,979)
9	Short	Canada 10 Year Bonds	June 2025	773,362	776,449	(3,087)
1	Short	Euro-BOBL	June 2025	126,826	127,367	(541)
1	Short	Euro-BUND	June 2025	138,839	139,304	(465)
4	Short	Euro-Schatz	June 2025	460,650	462,602	(1,952)
25	Short	U.S. Treasury Ultra 10 Year Notes	June 2025	2,837,848	2,853,125	(15,277)
						$(28,293)
		Net Unrealized Appreciation (Depreciation)				$5,605
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	78,000	USD	49,331	04/02/2025	$ 592	$ —
	BRL	85,000	USD	14,803	04/02/2025	—	(93)
	CAD	20,000	USD	13,826	04/02/2025	—	(73)
	CHF	30,000	USD	34,124	04/02/2025	214	—
	CHF	30,000	USD	34,198	05/07/2025	147	—
	CLP	35,600,000	USD	37,890	04/02/2025	398	—
	CLP	7,900,000	USD	8,463	05/07/2025	145	—
	CNH	495,000	USD	67,955	04/02/2025	—	(177)
	CNH	495,000	USD	68,172	05/07/2025	—	(118)
	COP	328,100,000	USD	78,783	04/02/2025	328	—
	COP	59,500,000	USD	14,125	05/07/2025	—	(36)
	EUR	27,000	USD	29,281	05/07/2025	31	—
	KRW	366,080,000	USD	250,238	04/02/2025	1,627	—
	NOK	3,078,000	USD	276,527	04/02/2025	—	(16,039)
	PEN	45,000	USD	12,267	04/02/2025	17	—
	SEK	2,933,000	USD	289,999	04/02/2025	—	(1,790)
	THB	290,000	USD	8,538	05/07/2025	—	(31)
	USD	14,901	BRL	85,000	04/02/2025	—	(6)
	USD	34,027	CHF	30,000	04/02/2025	—	(117)
	USD	17,104	CHF	15,000	05/07/2025	—	(78)
	USD	37,353	CLP	35,600,000	04/02/2025	139	—
	USD	68,013	CNH	495,000	04/02/2025	119	—
	USD	78,977	COP	328,100,000	04/02/2025	—	(522)
	USD	8,663	CZK	200,000	04/02/2025	2	—
	USD	85,122	EUR	78,000	04/02/2025	—	(780)
	USD	3,251	EUR	3,000	05/07/2025	—	(1)
	USD	14,817	JPY	2,200,000	05/07/2025	—	(92)
	USD	251,217	KRW	366,080,000	04/02/2025	—	(2,605)
	USD	161,066	KRW	235,680,000	05/07/2025	—	(884)
	USD	19,929	MXN	400,000	04/02/2025	—	(383)
	USD	27,426	NOK	305,000	04/02/2025	1,565	—
	USD	12,336	PEN	45,000	04/02/2025	—	(87)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	11,614	PLN	45,000	04/02/2025	$ 6	$ —
	USD	29,766	SEK	300,000	04/02/2025	79	—
						5,409	(23,912)
Bank of Montreal	CAD	848,000	USD	592,070	04/01/2025	2,793	—
	USD	63,071	EUR	60,000	04/02/2025	1,807	—
						4,600	—
Barclays Bank PLC	AUD	2,155,000	USD	1,357,193	04/02/2025	10,641	—
	AUD	1,649,000	USD	1,039,145	05/07/2025	8,477	—
	CAD	20,000	USD	13,835	04/02/2025	—	(64)
	CHF	65,000	USD	74,167	04/02/2025	695	—
	CHF	61,000	USD	69,482	05/07/2025	244	—
	CNH	97,000	USD	13,339	04/02/2025	—	(12)
	CZK	203,000	USD	8,851	04/02/2025	57	—
	EUR	322,000	USD	342,884	04/02/2025	—	(5,294)
	GBP	23,000	USD	29,724	04/02/2025	14	—
	HUF	77,781,000	USD	208,726	05/07/2025	313	—
	JPY	59,616,000	USD	397,907	04/02/2025	440	—
	JPY	485,781,000	USD	3,230,724	05/07/2025	—	(20,765)
	MXN	1,080,000	USD	52,537	04/02/2025	—	(237)
	NZD	1,659,189	USD	940,913	04/02/2025	—	(1,091)
	NZD	1,264,000	USD	725,386	05/07/2025	7,113	—
	PLN	581,000	USD	147,142	04/02/2025	—	(2,875)
	PLN	416,000	USD	107,033	05/07/2025	—	(239)
	SEK	11,207,000	USD	1,064,697	04/02/2025	—	(50,227)
	SEK	11,510,000	USD	1,146,563	05/07/2025	—	(928)
	SGD	10,000	USD	7,481	05/07/2025	23	—
	THB	2,170,000	USD	63,963	04/02/2025	—	(1)
	THB	780,000	USD	22,975	05/07/2025	—	(73)
	USD	1,266,486	AUD	2,010,000	04/02/2025	—	(10,538)
	USD	359,825	AUD	571,000	05/07/2025	—	(2,935)
	USD	108,804	CAD	156,000	04/02/2025	—	(394)
	USD	221,865	CHF	196,000	04/02/2025	—	(321)
	USD	13,315	CNH	97,000	04/02/2025	36	—
	USD	13,371	CNH	97,000	05/07/2025	11	—
	USD	190,757	EUR	183,000	04/02/2025	7,121	—
	USD	180,091	GBP	139,000	04/02/2025	—	(538)
	USD	218,359	HUF	81,181,000	04/02/2025	—	(419)
	USD	3,395,273	JPY	511,981,000	04/02/2025	18,162	—
	USD	250,808	JPY	37,716,000	05/07/2025	1,638	—
	USD	141,226	MXN	2,899,000	04/02/2025	434	—
	USD	29,319	NOK	330,000	04/02/2025	2,048	—
	USD	999,571	NZD	1,749,189	04/02/2025	—	(6,469)
	USD	54,627	NZD	95,189	05/07/2025	—	(536)
	USD	95,495	PLN	371,000	04/02/2025	298	—
	USD	1,201,969	SEK	12,090,000	04/02/2025	801	—
	USD	18,792	SGD	25,000	04/02/2025	—	(185)
	USD	11,389	THB	390,000	04/02/2025	107	—
	USD	46,305	THB	1,570,000	05/07/2025	87	—
						58,760	(104,141)
BNP Paribas SA	CHF	40,000	USD	45,350	04/02/2025	136	—
	CNH	931,000	USD	127,793	04/02/2025	—	(350)
	CNH	931,000	USD	128,336	05/07/2025	—	(105)
	EUR	104,000	USD	110,246	04/02/2025	—	(2,209)
	EUR	26,000	USD	28,208	05/07/2025	41	—
	GBP	2,387,000	USD	3,014,884	04/02/2025	—	(68,522)
	HKD	655,000	USD	84,311	04/16/2025	99	—
	JPY	500,181,000	USD	3,350,656	04/02/2025	15,894	—
	JPY	2,200,000	USD	14,708	05/07/2025	—	(17)
	MXN	290,000	USD	14,171	05/07/2025	68	—
	MYR	829,000	USD	187,311	05/07/2025	80	—
	NOK	970,000	USD	89,187	04/02/2025	—	(3,012)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NZD	75,000	USD	43,257	04/02/2025	$ 676	$ —
	PLN	35,000	USD	9,117	04/02/2025	80	—
	SEK	690,000	USD	67,627	04/02/2025	—	(1,018)
	SEK	140,000	USD	14,023	05/07/2025	65	—
	SGD	62,000	USD	46,057	04/02/2025	—	(90)
	USD	15,609	AUD	25,000	04/02/2025	13	—
	USD	51,167	CHF	45,000	04/02/2025	—	(302)
	USD	73,794	CHF	65,000	05/07/2025	—	(16)
	USD	128,025	CNH	931,000	04/02/2025	118	—
	USD	28,160	EUR	26,000	04/02/2025	—	(46)
	USD	42,928	GBP	34,000	04/02/2025	992	—
	USD	28,475	GBP	22,000	05/07/2025	—	(59)
	USD	149,783	JPY	22,316,000	04/02/2025	—	(1,000)
	USD	29,687	JPY	4,400,000	05/07/2025	—	(237)
	USD	57,979	MXN	1,180,000	04/02/2025	—	(318)
	USD	187,061	MYR	829,000	04/02/2025	—	(245)
	USD	15,245	NOK	170,000	04/02/2025	914	—
	USD	14,112	NZD	25,000	04/02/2025	82	—
	USD	148,346	SEK	1,480,000	04/02/2025	—	(1,109)
						19,258	(78,655)
Canadian Imperial Bank of Commerce	CNH	470,000	USD	64,627	04/02/2025	—	(64)
	USD	64,512	CNH	470,000	04/02/2025	179	—
	USD	64,791	CNH	470,000	05/07/2025	51	—
						230	(64)
Citibank, N.A.	AUD	45,000	USD	28,226	05/07/2025	100	—
	CAD	40,000	USD	28,014	04/02/2025	217	—
	CHF	210,000	USD	238,377	04/02/2025	1,009	—
	CHF	15,000	USD	17,056	05/07/2025	30	—
	CNH	575,000	USD	79,322	04/02/2025	178	—
	CNH	575,000	USD	79,261	05/07/2025	—	(66)
	CNH	210,000	USD	29,581	06/20/2025	523	—
	CZK	460,000	USD	20,055	04/02/2025	126	—
	CZK	253,000	USD	10,948	05/07/2025	—	(20)
	DKK	628,000	USD	88,561	04/02/2025	—	(2,458)
	DKK	628,000	USD	90,808	05/07/2025	—	(409)
	EUR	135,000	USD	145,102	04/02/2025	—	(874)
	EUR	27,000	USD	29,149	05/07/2025	—	(101)
	GBP	110,000	USD	142,448	04/02/2025	355	—
	GBP	22,000	USD	28,314	05/07/2025	—	(103)
	HUF	67,418,000	USD	178,348	04/02/2025	—	(2,644)
	ILS	170,000	USD	47,640	04/02/2025	1,922	—
	ILS	105,000	USD	28,345	05/07/2025	83	—
	JPY	8,700,000	USD	58,554	04/02/2025	550	—
	MXN	1,658,000	USD	81,329	04/02/2025	311	—
	NZD	260,000	USD	148,423	04/02/2025	808	—
	PLN	185,000	USD	48,066	04/02/2025	298	—
	SEK	140,000	USD	13,977	05/07/2025	20	—
	SGD	20,000	USD	15,004	04/02/2025	118	—
	SGD	25,000	USD	18,718	05/07/2025	75	—
	THB	380,000	USD	11,311	04/02/2025	110	—
	USD	87,104	AUD	138,000	04/02/2025	—	(875)
	USD	141,448	CHF	125,000	04/02/2025	—	(157)
	USD	17,132	CHF	15,000	05/07/2025	—	(106)
	USD	79,069	CNH	575,000	04/02/2025	75	—
	USD	37,338	CZK	863,000	04/02/2025	49	—
	USD	90,609	DKK	628,000	04/02/2025	410	—
	USD	213,316	EUR	198,000	04/02/2025	781	—
	USD	64,706	GBP	50,000	04/02/2025	—	(119)
	USD	15,309	HUF	5,605,000	04/02/2025	—	(262)
	USD	22,986	HUF	8,582,000	05/07/2025	9	—
	USD	28,327	ILS	105,000	04/02/2025	—	(90)
	USD	14,982	JPY	2,200,000	04/02/2025	—	(314)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	35,723	JPY	5,314,000	05/07/2025	$ —	$ (155)
	USD	95,508	MXN	1,947,000	04/02/2025	—	(367)
	USD	50,282	MXN	1,035,000	05/07/2025	52	—
	USD	29,438	NOK	330,000	04/02/2025	1,929	—
	USD	40,191	PLN	155,000	04/02/2025	—	(169)
	USD	45,037	SEK	460,000	04/02/2025	726	—
	USD	11,563	THB	390,000	05/07/2025	—	(39)
	USD	14,242	ZAR	260,000	04/02/2025	—	(62)
	USD	14,136	ZAR	260,000	05/07/2025	5	—
	ZAR	260,000	USD	14,221	05/07/2025	79	—
						10,948	(9,390)
Commonwealth Bank of Australia Sydney	EUR	13,000	USD	14,105	05/07/2025	21	—
	GBP	22,000	USD	28,529	04/02/2025	111	—
	USD	43,294	EUR	40,000	04/02/2025	—	(42)
						132	(42)
Credit Agricole SA	CHF	15,000	USD	17,143	04/02/2025	188	—
	CNH	1,028,000	USD	141,103	04/02/2025	—	(391)
	CNH	1,028,000	USD	141,644	05/07/2025	—	(180)
	USD	141,306	CNH	1,028,000	04/02/2025	189	—
	USD	43,421	EUR	40,000	04/02/2025	—	(169)
	USD	14,714	JPY	2,200,000	05/07/2025	11	—
						388	(740)
Deutsche Bank AG	AUD	25,000	USD	15,630	04/02/2025	9	—
	AUD	70,000	USD	44,015	05/07/2025	263	—
	CNH	107,000	USD	14,682	04/02/2025	—	(46)
	CNH	107,000	USD	14,750	05/07/2025	—	(11)
	EUR	14,126,000	USD	14,877,941	04/02/2025	—	(396,498)
	EUR	14,051,000	USD	15,161,837	05/07/2025	—	(60,412)
	JPY	8,700,000	USD	58,913	04/02/2025	909	—
	JPY	2,200,000	USD	14,704	05/07/2025	—	(21)
	NZD	102,000	USD	58,905	04/02/2025	995	—
	NZD	75,000	USD	42,882	05/07/2025	263	—
	USD	44,319	AUD	70,000	04/02/2025	—	(579)
	USD	33,911	CHF	30,000	04/02/2025	—	(1)
	USD	14,714	CNH	107,000	04/02/2025	13	—
	USD	15,221,010	EUR	14,132,000	04/02/2025	59,917	—
	USD	19,423	EUR	18,000	05/07/2025	77	—
	USD	28,436	GBP	22,000	04/02/2025	—	(17)
	USD	14,191	GBP	11,000	05/07/2025	18	—
	USD	9,685	ILS	35,000	04/02/2025	—	(272)
	USD	72,411	JPY	10,800,000	04/02/2025	—	(407)
	USD	14,634	JPY	2,200,000	05/07/2025	91	—
	USD	29,944	NOK	330,000	04/02/2025	1,422	—
	USD	42,600	NZD	75,000	04/02/2025	—	(19)
	USD	18,175	PLN	70,000	04/02/2025	—	(100)
	USD	14,908	SEK	160,000	04/02/2025	1,010	—
						64,987	(458,383)
Goldman Sachs International	AUD	70,000	USD	44,040	04/02/2025	301	—
	BRL	165,000	USD	28,820	04/02/2025	—	(95)
	BRL	85,000	USD	14,734	05/05/2025	—	(71)
	CAD	100,000	USD	69,528	04/02/2025	35	—
	CHF	45,000	USD	50,979	04/02/2025	115	—
	CLP	65,900,000	USD	69,554	04/02/2025	152	—
	CLP	68,700,000	USD	74,084	05/07/2025	1,745	—
	CNH	741,000	USD	101,894	04/02/2025	—	(97)
	COP	304,500,000	USD	73,257	04/02/2025	445	—
	EUR	163,000	USD	175,454	04/02/2025	—	(798)
	GBP	22,000	USD	28,562	04/02/2025	143	—
	GBP	22,000	USD	28,415	05/07/2025	—	(2)
	JPY	36,900,000	USD	248,643	04/02/2025	2,626	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	KRW	354,854,000	USD	243,032	04/02/2025	$ 2,045	$ —
	KRW	104,850,000	USD	71,434	05/07/2025	172	—
	MXN	1,608,000	USD	79,734	04/02/2025	1,159	—
	MXN	245,000	USD	11,947	05/07/2025	32	—
	SEK	600,000	USD	58,831	04/02/2025	—	(860)
	THB	810,000	USD	23,962	04/02/2025	85	—
	USD	59,912	AUD	95,000	04/02/2025	—	(551)
	USD	28,630	BRL	165,000	04/02/2025	285	—
	USD	158,740	CHF	140,000	04/02/2025	—	(494)
	USD	71,485	CLP	65,900,000	04/02/2025	—	(2,083)
	USD	11,531	CLP	10,600,000	05/07/2025	—	(369)
	USD	101,699	CNH	741,000	04/02/2025	293	—
	USD	102,132	CNH	741,000	05/07/2025	96	—
	USD	30,196	CNH	210,000	06/20/2025	—	(1,138)
	USD	73,085	COP	304,500,000	04/02/2025	—	(273)
	USD	15,414	COP	64,100,000	05/07/2025	—	(158)
	USD	14,728	CZK	340,000	05/07/2025	12	—
	USD	242,405	EUR	223,000	04/02/2025	—	(1,275)
	USD	268,407	EUR	248,000	05/07/2025	265	—
	USD	85,413	GBP	66,000	04/02/2025	—	(157)
	USD	41,300	GBP	32,000	05/07/2025	33	—
	USD	116,159	HKD	900,000	06/18/2025	—	(293)
	USD	12,064	HUF	4,500,000	04/02/2025	17	—
	USD	175,918	JPY	26,200,000	04/02/2025	—	(1,240)
	USD	105,403	JPY	15,700,000	05/07/2025	—	(318)
	USD	244,698	KRW	354,854,000	04/02/2025	—	(3,711)
	USD	24,052	MXN	487,000	04/02/2025	—	(254)
	USD	29,045	NOK	310,000	04/02/2025	421	—
	USD	98,896	NZD	175,000	04/02/2025	461	—
	USD	18,976	PLN	75,000	04/02/2025	389	—
	USD	118,313	SEK	1,200,000	04/02/2025	1,069	—
						12,396	(14,237)
HSBC Bank PLC	HUF	18,568,000	USD	48,288	04/02/2025	—	(1,560)
	MXN	290,000	USD	14,326	05/07/2025	223	—
	MYR	829,000	USD	186,931	04/02/2025	114	—
	PLN	123,000	USD	31,775	05/07/2025	57	—
	USD	184,622	CAD	265,000	04/02/2025	—	(464)
	USD	16,786	CHF	15,000	04/02/2025	169	—
	USD	29,474	JPY	4,400,000	04/02/2025	—	(139)
						563	(2,163)
JPMorgan Chase Bank, N.A.	CHF	45,000	USD	51,278	04/02/2025	413	—
	CNH	424,000	USD	58,275	04/02/2025	—	(85)
	CNH	209,000	USD	28,832	05/07/2025	—	(2)
	CNH	207,000	USD	29,294	05/22/2025	707	—
	CZK	400,000	USD	17,406	04/02/2025	77	—
	CZK	280,000	USD	12,163	05/07/2025	24	—
	EUR	124,000	USD	129,148	04/02/2025	—	(4,933)
	GBP	22,000	USD	28,541	04/02/2025	122	—
	HKD	655,000	USD	84,309	04/17/2025	96	—
	MXN	310,000	USD	15,137	04/02/2025	—	(12)
	MXN	1,850,000	USD	91,570	05/07/2025	1,600	—
	NZD	25,000	USD	14,124	04/02/2025	—	(70)
	PLN	115,000	USD	29,483	04/02/2025	—	(210)
	PLN	35,000	USD	9,005	05/07/2025	—	(20)
	SEK	160,000	USD	15,043	04/02/2025	—	(875)
	SGD	57,000	USD	42,658	05/07/2025	152	—
	THB	2,840,000	USD	83,702	05/07/2025	—	(216)
	USD	78,301	AUD	125,000	04/02/2025	—	(195)
	USD	17,120	CHF	15,000	04/02/2025	—	(166)
	USD	58,271	CNH	424,000	04/02/2025	88	—
	USD	28,519	CNH	207,000	05/07/2025	38	—
	USD	29,684	CNH	207,000	05/22/2025	—	(1,097)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	17,369	CZK	400,000	05/07/2025	$ —	$ (28)
	USD	66,989	EUR	62,000	04/02/2025	52	—
	USD	58,394	EUR	54,000	05/07/2025	108	—
	USD	15,221	GBP	12,000	04/02/2025	280	—
	USD	126,012	JPY	18,900,000	04/02/2025	—	(4)
	USD	47,187	MXN	960,000	04/02/2025	—	(276)
	USD	11,660	PLN	45,000	04/02/2025	—	(41)
	USD	29,688	PLN	115,000	05/07/2025	—	(33)
	USD	42,586	SGD	57,000	04/02/2025	—	(161)
	USD	83,601	THB	2,840,000	04/02/2025	113	—
						3,870	(8,424)
Morgan Stanley & Co. International PLC	CAD	20,000	USD	13,782	04/02/2025	—	(116)
	CHF	25,000	USD	28,153	04/02/2025	—	(105)
	CNH	194,000	USD	26,678	04/02/2025	—	(25)
	CZK	200,000	USD	8,648	05/07/2025	—	(22)
	GBP	121,000	USD	156,010	04/02/2025	—	(292)
	GBP	2,340,000	USD	3,021,844	05/07/2025	—	(646)
	HKD	1,110,000	USD	143,097	05/12/2025	292	—
	MXN	1,760,000	USD	86,582	04/02/2025	579	—
	MXN	410,000	USD	19,974	05/07/2025	34	—
	NZD	260,000	USD	148,446	04/02/2025	831	—
	USD	28,179	CHF	25,000	04/02/2025	80	—
	USD	26,624	CNH	194,000	04/02/2025	79	—
	USD	26,743	CNH	194,000	05/07/2025	21	—
	USD	3,022,110	GBP	2,340,000	04/02/2025	583	—
	USD	140,761	GBP	109,000	05/07/2025	30	—
	USD	87,047	JPY	12,900,000	04/02/2025	—	(1,041)
	USD	14,753	JPY	2,200,000	05/07/2025	—	(28)
	USD	55,937	MXN	1,141,000	04/02/2025	—	(182)
	USD	19,592	MXN	400,000	05/07/2025	—	(139)
	USD	74,378	NZD	130,000	04/02/2025	—	(571)
	USD	49,081	PLN	190,000	04/02/2025	—	(23)
	USD	120,382	SEK	1,230,000	04/02/2025	1,984	—
	ZAR	260,000	USD	14,270	04/02/2025	90	—
						4,603	(3,190)
Natwest Markets PLC	JPY	4,300,000	USD	28,623	05/07/2025	—	(158)
Royal Bank of Canada	AUD	165,000	USD	103,508	04/02/2025	408	—
	AUD	25,000	USD	15,693	05/07/2025	67	—
	CAD	1,958,000	USD	1,359,852	04/02/2025	—	(834)
	CHF	50,000	USD	56,922	04/02/2025	406	—
	CNH	896,000	USD	122,962	04/02/2025	—	(364)
	CNH	896,000	USD	123,505	05/07/2025	—	(108)
	EUR	95,000	USD	101,984	04/02/2025	—	(739)
	GBP	36,000	USD	45,764	04/02/2025	—	(739)
	GBP	11,000	USD	14,220	05/07/2025	11	—
	JPY	19,700,000	USD	132,911	04/02/2025	1,569	—
	JPY	228,100,000	USD	1,492,865	05/07/2025	—	(33,882)
	NZD	78,000	USD	44,604	04/02/2025	320	—
	SEK	880,000	USD	86,652	04/02/2025	—	(895)
	USD	100,758	AUD	160,000	04/02/2025	—	(782)
	USD	28,133	AUD	45,000	05/07/2025	—	(7)
	USD	13,950	CAD	20,000	04/02/2025	—	(51)
	USD	124,515	CHF	110,000	04/02/2025	—	(179)
	USD	123,212	CNH	896,000	04/02/2025	114	—
	USD	178,444	EUR	166,000	04/02/2025	1,052	—
	USD	102,798	GBP	80,000	04/02/2025	542	—
	USD	207,015	JPY	30,700,000	04/02/2025	—	(2,334)
	USD	44,704	NOK	500,000	04/02/2025	2,821	—
	USD	72,501	NZD	125,000	04/02/2025	—	(1,533)
	USD	28,405	NZD	50,000	05/07/2025	8	—
						7,318	(42,447)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Societe Generale	CNH	174,000	USD	23,926	04/02/2025	$ —	$ (23)
	MXN	1,365,000	USD	66,821	05/07/2025	438	—
	USD	23,882	CNH	174,000	04/02/2025	67	—
	USD	23,984	CNH	174,000	05/07/2025	21	—
						526	(23)
Standard Chartered Bank	AUD	25,000	USD	15,719	05/07/2025	93	—
	CNH	121,000	USD	16,638	04/02/2025	—	(17)
	EUR	82,000	USD	86,280	04/02/2025	—	(2,387)
	HKD	900,000	USD	116,062	06/18/2025	195	—
	JPY	2,100,000	USD	13,993	04/02/2025	—	(8)
	USD	16,612	CNH	121,000	04/02/2025	43	—
	USD	16,679	CNH	121,000	05/07/2025	15	—
	USD	84,462	HKD	655,000	04/16/2025	—	(250)
	USD	84,463	HKD	655,000	04/17/2025	—	(249)
	USD	286,989	HKD	2,225,000	05/12/2025	—	(737)
	USD	14,040	JPY	2,100,000	04/02/2025	—	(39)
						346	(3,687)
State Street Bank & Trust Co.	AUD	200,000	USD	126,664	04/02/2025	1,694	—
	CAD	1,677,000	USD	1,174,559	05/07/2025	7,155	—
	CAD	1,500,000	USD	1,057,975	05/22/2025	13,018	—
	CHF	25,000	USD	28,418	04/02/2025	160	—
	CNY	1,071,000	USD	147,037	04/02/2025	—	(653)
	CNY	1,071,000	USD	147,620	05/07/2025	—	(1,548)
	GBP	11,000	USD	14,283	04/02/2025	74	—
	JPY	37,461,000	USD	249,425	05/07/2025	—	(1,313)
	PLN	35,000	USD	9,098	04/02/2025	60	—
	USD	28,399	AUD	45,000	04/02/2025	—	(280)
	USD	14,600	JPY	2,200,000	04/02/2025	67	—
	USD	30,847	MXN	634,000	04/02/2025	134	—
						22,362	(3,794)
Toronto Dominion Bank	CAD	40,000	USD	27,852	05/07/2025	7	—
	CHF	90,000	USD	101,941	04/02/2025	211	—
	GBP	12,000	USD	15,460	04/02/2025	—	(41)
	JPY	4,400,000	USD	29,695	04/02/2025	360	—
	USD	15,752	AUD	25,000	04/02/2025	—	(131)
	USD	14,032	CAD	20,000	04/02/2025	—	(133)
	USD	29,516	GBP	23,000	04/02/2025	194	—
						772	(305)
UBS AG	CHF	76,000	USD	84,821	04/02/2025	—	(1,083)
	CNH	1,442,000	USD	198,464	04/02/2025	—	(13)
	HKD	1,115,000	USD	143,754	05/12/2025	306	—
	HUF	5,300,000	USD	14,534	04/02/2025	305	—
	MXN	17,820,000	USD	870,850	04/02/2025	74	—
	MXN	12,682,000	USD	621,637	05/07/2025	4,881	—
	NOK	2,763,000	USD	261,916	05/07/2025	—	(713)
	THB	460,000	USD	13,662	04/02/2025	103	—
	USD	197,881	CNH	1,442,000	04/02/2025	596	—
	USD	169,949	CNH	1,233,000	05/07/2025	156	—
	USD	8,274	ILS	30,000	04/02/2025	—	(207)
	USD	717,844	MXN	14,588,000	04/02/2025	—	(5,000)
	USD	73,624	MXN	1,502,000	05/07/2025	—	(578)
	USD	261,896	NOK	2,763,000	04/02/2025	729	—
	USD	17,375	THB	590,000	04/02/2025	17	—
	USD	44,476	ZAR	810,000	04/02/2025	—	(298)
	ZAR	810,000	USD	43,976	04/02/2025	—	(201)
	ZAR	810,000	USD	44,353	05/07/2025	297	—
						7,464	(8,093)
Wells Fargo & Co.	CHF	30,000	USD	33,990	04/02/2025	80	—
	JPY	4,400,000	USD	29,750	04/02/2025	415	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NOK	990,000	USD	88,224	04/02/2025	$ —	$ (5,876)
	SEK	450,000	USD	44,605	04/02/2025	—	(163)
	USD	14,042	CAD	20,000	04/02/2025	—	(143)
	USD	16,981	CHF	15,000	04/02/2025	—	(26)
	USD	73,885	MXN	1,490,000	05/07/2025	—	(1,422)
	USD	28,521	NZD	50,000	04/02/2025	—	(134)
						495	(7,764)
Westpac Banking Corp.	CHF	15,000	USD	17,104	05/07/2025	78	—
	EUR	57,000	USD	60,569	04/02/2025	—	(1,065)
	NZD	25,000	USD	14,092	04/02/2025	—	(102)
	USD	88,331	NZD	155,000	04/02/2025	—	(329)
						78	(1,496)
Unrealized Appreciation (Depreciation)						$225,505	$(771,108)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,064,062	$1,253,646	$—	$2,317,708
Apparel	—	1,087,016	—	1,087,016
Auto Manufacturers	625,872	1,055,247	—	1,681,119
Banks	2,575,926	4,895,742	—	7,471,668
Chemicals	—	1,485,277	—	1,485,277
Cosmetics/Personal Care	—	3,294,874	—	3,294,874
Distribution/Wholesale	—	1,196,544	—	1,196,544
Diversified Financial Services	3,339,730	1,453,556	—	4,793,286
Engineering & Construction	—	748,760	—	748,760
Home Furnishings	—	1,757,533	—	1,757,533
Household Products/Wares	—	1,127,153	—	1,127,153
Insurance	1,815,565	1,138,417	—	2,953,982
Internet	12,399,302	1,339,020	—	13,738,322
Lodging	—	1,125,200	—	1,125,200
Machinery-Diversified	810,098	836,041	—	1,646,139
Mining	603,820	995,725	—	1,599,545
Miscellaneous Manufacturing	—	1,150,126	—	1,150,126
Oil & Gas	2,423,282	298,363	—	2,721,645
Oil & Gas Services	—	869,554	—	869,554
Pharmaceuticals	2,827,195	2,222,220	—	5,049,415
Retail	989,388	1,563,424	—	2,552,812
Semiconductors	5,640,245	5,165,756	—	10,806,001
Telecommunications	2,224,806	1,027,791	—	3,252,597
Other Industries	26,370,515	—	—	26,370,515
Corporate Bonds & Notes	—	2,415,439	—	2,415,439
U.S. Government & Agency Obligations	—	21,356,448	—	21,356,448
Foreign Government Obligations	—	26,677,080	—	26,677,080

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Short-Term Investments	$—	$5,844,157	$—	$5,844,157
Repurchase Agreements	—	3,540,000	—	3,540,000
Total Investments at Value	$63,709,806	$96,920,109	$—	$160,629,915
Other Financial Instruments:†
Futures Contracts	$33,898	$—	$—	$33,898
Forward Foreign Currency Contracts	—	225,505	—	225,505
Total Other Financial Instruments	$33,898	$225,505	$—	$259,403
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,293	$—	$—	$28,293
Forward Foreign Currency Contracts	—	771,108	—	771,108
Total Other Financial Instruments	$28,293	$771,108	$—	$799,401
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of March 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2025 — (unaudited) — (continued)

generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SunAmerica Asset Management, LLC (“SAAMCo”) as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	26.18%	$4,400,000
SA Wellington Government and Quality Bond Portfolio	43.65	7,335,000
SA Wellington Strategic Multi-Asset Portfolio	4.58	770,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated March 31, 2025, bearing interest at a rate of 4.36% per annum, with a principal amount of $16,806,000, a repurchase price of $16,808,035, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/31/2029	$17,316,000	$17,136,546
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	26.11%	$3,655,000
SA Wellington Government and Quality Bond Portfolio	43.54	6,095,000
SA Wellington Strategic Multi-Asset Portfolio	4.50	630,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated March 31, 2025, bearing interest at a rate of 4.36% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,696, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	03/31/2030	$14,519,000	$14,276,564
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	26.11%	$3,655,000
SA Wellington Government and Quality Bond Portfolio	43.54	6,095,000
SA Wellington Strategic Multi-Asset Portfolio	4.50	630,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2025 — (unaudited) — (continued)

    BNP Paribas SA, dated March 31, 2025, bearing interest at a rate of 4.37% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,699, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	05/15/2043	$18,000,800	$14,273,046
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	26.09%	$4,385,000
SA Wellington Government and Quality Bond Portfolio	43.56	7,320,000
SA Wellington Strategic Multi-Asset Portfolio	4.49	755,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated March 31, 2025, bearing interest at a rate of 4.36% per annum, with a principal amount of $16,805,000, a repurchase price of $16,807,035, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	06/30/2028	$18,648,000	$17,197,275
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	26.09%	$4,385,000
SA Wellington Government and Quality Bond Portfolio	43.56	7,320,000
SA Wellington Strategic Multi-Asset Portfolio	4.49	755,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated March 31, 2025, bearing interest at a rate of 4.34% per annum, with a principal amount of $16,804,000, a repurchase price of $16,806,026, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	11/30/2031	$16,895,000	$17,144,422
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2025 — (unaudited) — (continued)

    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2025 — (unaudited) — (continued)

credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2025 — (unaudited) — (continued)

    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended March 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Wellington Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.